GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

9.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of December 31, 2023 and 2022, the Company’s goodwill is as follows:

As of January 1, 2022	$199,329
Acquired through business combinations and initial consolidation of VIEs	12,729
Impairment of goodwill	(117,950)
As of December 31, 2022	94,108
(no activity)	—
As of December 31, 2023	$94,108

Intangible Assets

During the year ended December 31, 2023 an entity co-owned by the Company was awarded a provisional Disproportionately Impacted Area cultivator license in Connecticut. The Company recorded an intangible asset of $3,000 in connection with the cash payment for the cost of the provisional license. During the year ended December 31, 2023 the Company acquired a standalone delivery license in Connecticut and recorded an intangible asset of $200 in connection with the cash payment for the cost of the license. The operations in Connecticut are not currently active, as such, no amortization expense has been recorded as of the year ended December 31, 2023.

Amortization expense is recorded within cost of goods sold and total operating expenses. The amount in cost of goods sold for the years ended December 31, 2023 and 2022 was $16,825 and $15,907, respectively.

The following table represents intangible assets, net of accumulated amortization:

		December 31, 2023	December 31, 2022
	Amortization period (# of years)
Licenses/permits	15	$641,036	$693,714
Right-to-use licenses	15	16,407	17,717
Host community agreements	15	26,954	29,494
Trade name / brand	5	3,591	3,784
Total		$687,988	$744,709

The following table presents the future amortization expense as of December 31, 2023:

Amortization Expense
2024	$58,123
2025	57,308
2026	57,308
2027	57,308
2028	57,308
2029 and beyond	397,433
Total	$684,788

9.    GOODWILL AND INTANGIBLE ASSETS (Continued)

Intangible Assets (Continued)

Impairment of goodwill

As part of the annual impairment test as of December 31, 2023 and 2022 a one-step quantitative impairment test was performed over all its reporting units, which includes goodwill acquired through various acquisitions and the initial consolidation of VIEs. The following significant assumptions were applied in the determination of the fair value of each reporting unit using a discounted cash flow model:

●	Cash flows: estimated cash flows were projected based on actual operating results from internal sources, as well as industry and market trends. The forecasts were extended to a total of five years (with a terminal value thereafter);
●	Terminal value growth rate: The terminal growth rate of 3% was based on historical and projected consumer price inflation, historical and projected economic indicators and projected industry growth;
●	Post-tax discount rate: the post-tax discount rate of 20% and 18%, respectively, is reflective of the weighted average cost of capital (“WACC”). The WACC was estimated based on the risk-free rate, equity risk premium, beta premium, and after-tax cost of debt based on corporate bond yields; and
●	Tax rate: the tax rates used in determining future cash flows were those substantively enacted at the respective valuation date.

The Company compared the fair value of each reporting unit to its carrying value to determine whether the carrying value exceeded fair value. Due to changes in market expectations as a result of increased competition and price compression at the reporting units, the Company recorded impairment of goodwill of $117,950 for the year ended December 31, 2022 reducing the carrying value of goodwill acquired across all reporting units. The remaining goodwill of $94,108 relates to the Company’s Florida reporting unit.

Long-lived assets

The Company evaluates the recoverability of other long-lived assets, including property, plant and equipment, and certain identifiable intangible assets, whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. The Company performs impairment tests of indefinite-lived intangible assets on an annual basis or more frequently in certain circumstances. Factors which could trigger an impairment review include significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, a significant decrease in the market value of the assets or significant negative industry or economic trends. When the Company determines that the carrying value of long-lived assets may not be recoverable based upon the existence of one or more of the indicators, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. If the carrying value of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recorded for the excess of the asset’s carrying value over its fair value.

No such impairment charges were recorded for finite-lived intangible assets during the years ended December 31, 2023 or 2022.